CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 499,004	¥ 3,232,446	¥ 2,953,314	¥ 2,699,103
Cost of goods sold	(290,936)	(1,884,625)	(1,722,792)	(1,520,796)
Gross profit	208,068	1,347,821	1,230,522	1,178,307
Sales, marketing and other operating expenses	(176,436)	(1,142,918)	(1,098,000)	(1,026,798)
General and administrative expenses	(20,648)	(133,749)	(125,577)	(121,542)
Impairment losses of property and equipment	(1,458)	(9,445)	(9,877)	(6,984)
Income / (loss) from operations	9,526	61,709	(2,932)	22,983
Interest income	1,006	6,515	7,234	15,713
Dividend income from cost method investments	603	3,903	5,852	¥ 5,232
Other income	$ 155	¥ 1,007	3,082
Other loss			(535)
Income before income tax expense	$ 11,290	¥ 73,134	12,701	¥ 43,928
Income tax expense	(5,142)	(33,308)	(26,472)	(32,100)
Net income / (loss) attributable to China Nepstar Chain Drugstore Ltd.	$ 6,148	¥ 39,826	¥ (13,771)	¥ 11,828
Earnings / (loss) per ordinary share:
Basic | (per share)	$ 0.03	¥ 0.20	¥ (0.07)	¥ 0.06
Diluted | (per share)	$ 0.03	¥ 0.20	¥ (0.07)	¥ 0.06
Other comprehensive income, net of tax:
Foreign currency translation adjustments	$ (13)	¥ (88)	¥ (123)	¥ 65
Comprehensive income / (loss) attributable to China Nepstar Chain Drugstore Ltd.	$ 6,135	¥ 39,738	¥ (13,894)	¥ 11,893